Interests in Subsidiaries	12 Months Ended
Jun. 30, 2025
Interests in Subsidiaries

Note 25. Interests in Subsidiaries

The consolidated financial statements incorporate the assets, liabilities and results of the following subsidiaries with non-controlling interests in accordance with the accounting policy described in note 1:

			Parent			Non-Controlling Interest
	Principal Place of Business /		Ownership Interest	Ownership Interest	Ownership Interest	Ownership Interest	Ownership Interest	Ownership Interest
	Country of	Class of	30-Jun-25	30-Jun-24	30-Jun-23	30-Jun-25	30-Jun-24	30-Jun-23
Name	Incorporation	Shares	%	%	%	%	%	%

AKCM (Aust) Pty Ltd*	Australia	Ordinary	85%	85%	85%	15%	15%	15%
AK Operations LLC	USA	Ordinary	100%	100%	100%	-	-	-
AK Custom Mining LLC	USA	Ordinary	100%	100%	100%	-	-	-
Alaska Range Resources LLC	USA	Ordinary	100%	100%	100%	-	-	-

*	AKCM (Aust) Pty Ltd is the immediate parent of AK Operations LLC and AK Custom Mining LLC.

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2025

Note 25. Interests in Subsidiaries (Continued)

Summarized financial information of subsidiaries with non-controlling interests that are material to the consolidated entity are set out below:

	AKCM (Aust) Pty Ltd
	30 June 2025	30 June 2024	30 June 2023
	A$	A$	A$

Summarized statement of financial position
Current assets	102,450	111,502	1,827,323
Non-current assets	102,250,175	94,603,581	83,964,996

Total assets	102,352,625	94,715,083	85,792,319

Current liabilities	-	59,373	141,459

Total liabilities	-	59,373	141,459

Net assets	102,352,625	94,655,710	85,650,860

Summarized statement of profit or loss and other comprehensive income
Revenue	-	245	20,697
Expenses	(556,908)	(707,872)	(601,690)

Loss before income tax expense	(556,908)	(707,627)	(580,993)
Income tax expense	-	-	-

Loss after income tax expense	(556,908)	(707,627)	(580,993)

Other comprehensive income/(loss)	586,637	52,550	1,948,722

Total comprehensive income/(loss)	29,729	(655,077)	1,367,729

Statement of cash flows
Net cash used in operating activities	(2,974)	(38,326)	(238,904)
Net cash used in investing activities	(3,225)	(1,665,045)	(13,239,174)

Net increase/(decrease) in cash and cash equivalents	(6,199)	(1,703,371)	(13,478,078)

Other financial information
Loss attributable to non-controlling interests	(83,536)	(106,181)	(87,149)
Total comprehensive Income/(loss) attributable to non-controlling interests	4,459	(98,299)	205,159
Accumulated non-controlling interests at the end of reporting period	(514,541)	(431,005)	(324,861)

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2025